Earnings (Loss) Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Earnings (Loss) Per Share [Abstract]
Net income (loss) attributable to Stratasys Ltd. - for the computation of basic and diluted net income (loss) per share	$ (173)	$ (2,800)	$ 3,914	$ (18,336)
Weighted average shares - denominator for basic net income (loss) per share	49,373	38,781	49,323	38,637
Additional shares from the assumed exercise of employee stock options and unvested RSUs			1,250
Held back issuable shares in connection with MakerBot transaction			665
Denominator for diluted income (loss) per share	49,373	38,781	51,238	38,637
Net income (loss) per share attributable to Stratasys Ltd.
Basic	$ 0	$ (0.07)	$ 0.08	$ (0.47)
Diluted	$ 0	$ (0.07)	$ 0.08	$ (0.47)
Ordinary shares not used in diluted calculation	2,780,000	2,990,000	200,000	2,990,000